Offerings	Jan. 12, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Offering Note

(1)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There are being registered under this Registration Statement such indeterminate number of common stock, warrants, rights, units, and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively shall have an aggregate offering price not to exceed $50,000,000. The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise, redemption or exchange of any other securities that provide for such conversion into, exercise for, redemption of or exchange into such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, redemption or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional shares of the Registrant’s common stock, par value $0.50 per share, in connection with any stock dividend, stock split, stock distribution, recapitalization or other similar transactions effected without receipt of consideration that increase the number of outstanding shares of common stock. The proposed offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note

(1)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There are being registered under this Registration Statement such indeterminate number of common stock, warrants, rights, units, and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively shall have an aggregate offering price not to exceed $50,000,000. The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise, redemption or exchange of any other securities that provide for such conversion into, exercise for, redemption of or exchange into such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, redemption or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional shares of the Registrant’s common stock, par value $0.50 per share, in connection with any stock dividend, stock split, stock distribution, recapitalization or other similar transactions effected without receipt of consideration that increase the number of outstanding shares of common stock. The proposed offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Offering Note

(1)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There are being registered under this Registration Statement such indeterminate number of common stock, warrants, rights, units, and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively shall have an aggregate offering price not to exceed $50,000,000. The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise, redemption or exchange of any other securities that provide for such conversion into, exercise for, redemption of or exchange into such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, redemption or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional shares of the Registrant’s common stock, par value $0.50 per share, in connection with any stock dividend, stock split, stock distribution, recapitalization or other similar transactions effected without receipt of consideration that increase the number of outstanding shares of common stock. The proposed offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note

(1)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There are being registered under this Registration Statement such indeterminate number of common stock, warrants, rights, units, and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively shall have an aggregate offering price not to exceed $50,000,000. The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise, redemption or exchange of any other securities that provide for such conversion into, exercise for, redemption of or exchange into such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, redemption or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional shares of the Registrant’s common stock, par value $0.50 per share, in connection with any stock dividend, stock split, stock distribution, recapitalization or other similar transactions effected without receipt of consideration that increase the number of outstanding shares of common stock. The proposed offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 50,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,905
Offering Note

(1)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There are being registered under this Registration Statement such indeterminate number of common stock, warrants, rights, units, and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively shall have an aggregate offering price not to exceed $50,000,000. The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise, redemption or exchange of any other securities that provide for such conversion into, exercise for, redemption of or exchange into such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, redemption or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional shares of the Registrant’s common stock, par value $0.50 per share, in connection with any stock dividend, stock split, stock distribution, recapitalization or other similar transactions effected without receipt of consideration that increase the number of outstanding shares of common stock. The proposed offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,250,245
Proposed Maximum Offering Price per Unit | $ / shares	1.08
Maximum Aggregate Offering Price	$ 3,510,265
Fee Rate	0.01381%
Amount of Registration Fee	$ 484.77
Offering Note

(2)
With respect to the shares of common stock offered by the selling stockholders pursuant to the Selling Stockholder Prospectus, the proposed maximum offering price is estimated at $1.08 per share, the average of the high and low prices as reported on NYSE American on January 8, 2026, for the purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act.